Note 10 - Stock Option Plan and Stock-based Compensation (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	65,471	112,932	127,778
Share-based Payment Arrangement, Expense	$ 0	$ 0
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 0	$ 0
Equity Incentive Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	65,471
Equity Incentive Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	461,587
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Percent of Increase	10.00%
Equity Incentive Plan 2020 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	461,587